Commitment and Contingent Liabilities - Schedule of Capital Commitments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Vessel purchase commitments
1 year	$ 937,000
2 years	0
3 years	0
4 years	0
5 years	0
Thereafter	0
Total	937,000
Long-term debt obligations
1 year	37,533
2 years	38,274
3 years	39,062
4 years	133,689
5 years	193,340
Thereafter	326,484
Total	768,382
Total
1 year	974,533
2 years	38,274
3 years	39,062
4 years	133,689
5 years	193,340
Thereafter	326,484
Total	$ 1,705,382